Investment Strategy	Feb. 25, 2026
T. Rowe Price Hedged Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and derivatives that have similar economic characteristics to equity securities or the equity markets. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund may purchase the stocks of companies of any size and invest in any type of equity security, but its focus will typically be on common stocks of large-cap U.S. companies.

The fund seeks to achieve its objective by investing in a broad portfolio of U.S. large-cap stocks while using hedging strategies designed to mitigate tail risk (i.e., the threat of significant losses during an equity market drawdown) and provide strong risk-adjusted returns with lower volatility than the overall equity markets. The fund seeks to cushion volatility during equity market downturns and incorporate modest leverage in a way that preserves returns that may be generated from stock selection while reducing the volatility inherent in investments in equity securities over time.

While the adviser invests with an awareness of the outlook for certain industries and sectors, the adviser generally relies on fundamental, bottom-up research in selecting stocks for the fund. The adviser does not emphasize either a growth or value style of investing but generally seeks stocks that the adviser believes have the most favorable combination of company fundamentals, earnings potential, and relative valuation. Sector allocations are largely the result of the fund’s focus on bottom-up stock selection.

The fund may use a variety of derivatives, such as futures, forwards, options, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. Specifically, the fund uses equity options, index futures, and interest rate futures. The fund incorporates hedging and tail risk mitigating strategies primarily through the use of a derivatives overlay that is generally designed to manage the fund’s overall volatility and correlation to equity markets. The derivatives overlay typically involves buying and/or selling futures and options that reference particular U.S. large-cap equity securities, equity indexes, and U.S. Treasury securities. However, other derivatives and strategies may be employed in efforts to mitigate tail risk or dampen the fund’s overall volatility, as well as for other purposes.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and derivatives that have similar economic characteristics to equity securities or the equity markets.
T. Rowe Price Institutional Large-Cap Core Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large-cap companies with growth characteristics. For purposes of the fund’s 80% investment policy, the fund considers a company to have growth characteristics if the company’s securities are represented in an appropriate third-party growth-oriented index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines a large-cap company as a company whose market capitalization falls above the minimum market capitalization in the MSCI USA Large Cap Index or MSCI World Large Cap Index (after systematically removing any companies that cannot reasonably be considered a large-cap company from the low end of the range of each index). The market capitalizations of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the large-cap equity market. As of December 31, 2025, the smallest market capitalization represented across these indexes (after removing any outlier companies) was $18 billion.

The fund follows a growth-oriented approach to stock selection and expects to normally invest in stocks of approximately 100 to 150 companies. The fund targets companies that, in the investment adviser’s view, are well established in their industries and have the potential for above-average earnings growth. The fund focuses on companies with leading market positions, seasoned management, and strong financial fundamentals. The fund’s investment approach reflects its belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook should ultimately reward investors with strong investment performance. Generally, the adviser seeks out companies with strong free cash flow growth, good balance sheets, high returns on capital, and above-average earnings growth and profit margins. The adviser makes an effort to avoid overpaying for a company’s growth prospects by examining a company’s stock valuation relative to its own history, its industry peers, and the overall equity market.

Once stocks are selected for inclusion in the fund’s portfolio, the adviser monitors each company and may build positions carefully over time and scale back positions when the adviser believes valuations have become less compelling. The adviser will eliminate holdings for various reasons, including a loss of faith in management, a change in the adviser’s assessment of a company’s fundamentals, an overextension in share price valuations, or to replace stocks with potentially better investment opportunities.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large-cap companies with growth characteristics.
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of either the S&P MidCap 400® Index or the Russell Midcap® Growth Index. As of December 31, 2025, the market capitalization ranges for the S&P MidCap 400® Index and the Russell Midcap® Growth Index were approximately $1.68 billion to $32.94 billion, and $1.18 billion to $88.94 billion, respectively. The market capitalization of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the mid-cap equity market.

The fund’s growth-oriented approach to stock selection reflects the belief that when a company’s earnings grow faster than both inflation and the overall economy, it will result in a higher stock price.

In selecting investments, the adviser generally favors companies with one or more of the following:

●	proven products or services;

●	a record of above-average earnings growth;

●	demonstrated potential to sustain earnings growth;

●	connection to an industry experiencing increasing demand; or

●	stock prices that appear to undervalue their growth prospects.

The fund may, to a limited extent, invest in privately held companies and companies that only recently began to trade publicly.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company.
T. Rowe Price Institutional Small-Cap Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small companies. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines a small-cap company as a company whose market capitalization falls below the maximum market capitalization in the Russell 2000® Index, MSCI USA Small Cap Index, or MSCI World Small Cap Index (after systematically removing any companies that cannot reasonably be considered a small-cap company from the high end of the range of each index). The market capitalizations of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the small-cap equity market. As of December 31, 2025, the largest market capitalization represented across these indexes (after removing any outlier companies) was $30 billion.

When choosing stocks, the adviser generally looks for one or more of the following characteristics:

●	capable management;

●	attractive business niches;

●	pricing flexibility;

●	sound financial and accounting practices;

●	a potential or demonstrated ability to grow revenues, earnings, and cash flow consistently; and

●	the potential for a catalyst (such as increased investor attention, asset sales, strong business prospects, or a change in management) to cause the stock’s price to rise.

Holdings will be widely diversified by industry and issuer, and stock selection may reflect either a growth or value investment approach. For example, the adviser may look for a company whose price/earnings ratio is attractive relative to the underlying earnings growth rate. A value stock would be one where the stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

The fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small companies.
T. Rowe Price Large-Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large-cap companies with growth characteristics. The fund considers a company to have growth characteristics if the company’s securities are represented in an appropriate third-party growth-oriented index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines a large-cap company as a company whose market capitalization falls above the minimum market capitalization in the MSCI USA Large Cap Index or MSCI World Large Cap Index (after systematically removing any companies that cannot reasonably be considered a large-cap company from the low end of the range of each index). The market capitalization of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the large-cap equity market. As of December 31, 2025, the smallest market capitalization represented across these indexes (after removing any outlier companies) was $18 billion.

The fund uses a growth style of investing. Accordingly, the adviser looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth.

The fund may, to a limited extent, invest in privately held companies and companies that only recently began to trade publicly.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector. The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large-cap companies with growth characteristics.
T. Rowe Price Large-Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large-cap companies with value characteristics. The fund considers a company to have value characteristics if the company’s securities are represented in an appropriate third-party value-oriented index.

Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines a large-cap company as a company whose market capitalization falls above the minimum market capitalization in the MSCI USA Large Cap Index or MSCI World Large Cap Index (after systematically removing any companies that cannot reasonably be considered a large-cap company from the low end of the range of each index). The market capitalization of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the large-cap equity market. As of December 31, 2025, the smallest market capitalization represented across these indexes (after removing any outlier companies) was $18 billion.

In taking a value approach to investment selection, the adviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, the adviser generally looks for one or more of the following:

●	low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the broader equity market, a company’s peers, or a company’s own historical norm;

●	low stock price relative to a company’s underlying asset values or intrinsic value;

●	companies that may benefit from restructuring activity; and/or

●	a sound balance sheet and other positive financial characteristics.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large-cap companies with value characteristics.